IFRS 7 - Disclosure - Credit Risk - Summary of Credit Quality of Retail Portfolios (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 994,544	$ 1,054,714
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	439,998	428,047
Real estate secured personal lending [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	329,994	325,047
Other retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,692	26,120
Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	874,723
Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	425,044	417,308
Internal Ratings Based [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	301,157	294,074
Internal Ratings Based [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	54,718	55,713
Internal Ratings Based [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	49,439	52,062
Internal Ratings Based [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,576	12,243
Internal Ratings Based [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,485	2,792
Internal Ratings Based [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	669	$ 424
Internal Ratings Based [member] | Real estate secured personal lending [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	324,229
Internal Ratings Based [member] | Real estate secured personal lending [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	246,607
Internal Ratings Based [member] | Real estate secured personal lending [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	41,524
Internal Ratings Based [member] | Real estate secured personal lending [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	28,743
Internal Ratings Based [member] | Real estate secured personal lending [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,102
Internal Ratings Based [member] | Real estate secured personal lending [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	759
Internal Ratings Based [member] | Real estate secured personal lending [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	494
Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	79,893
Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	51,322
Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,660
Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,533
Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,935
Internal Ratings Based [member] | Qualifying Revolving Retail [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,376
Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	67
Internal Ratings Based [member] | Other retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,597
Internal Ratings Based [member] | Other retail [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,691
Internal Ratings Based [member] | Other retail [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,527
Internal Ratings Based [member] | Other retail [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,057
Internal Ratings Based [member] | Other retail [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,231
Internal Ratings Based [member] | Other retail [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,022
Internal Ratings Based [member] | Other retail [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	69
Internal Ratings Based [member] | SME retail [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,325
Internal Ratings Based [member] | SME retail [Member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	537
Internal Ratings Based [member] | SME retail [Member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,007
Internal Ratings Based [member] | SME retail [Member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,106
Internal Ratings Based [member] | SME retail [Member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	308
Internal Ratings Based [member] | SME retail [Member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	328
Internal Ratings Based [member] | SME retail [Member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 39